Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations
	Year ended December 31
	2019	2020	2021
	US$ thousands

Income before income taxes:
Israel	9,339	5,565	7,486
Foreign jurisdictions	2,520	1,717	5,419
	11,859	7,282	12,905

Current taxes:
Israel	1,732	1,260	1,281
Foreign jurisdictions	611	506	1,192
	2,343	1,766	2,473

Current tax (benefits) expenses relating to prior years:
Israel	(17)	50	(10)
Foreign jurisdictions	(4)	(198)	(147)
	(21)	(148)	(157)

Deferred taxes:
Israel	(904)	8	174
Foreign jurisdictions	205	(69)	(126)
	(699)	(61)	48

Income tax expense	1,623	1,557	2,364

Deferred Tax Assets and Liabilities
	December 31	December 31
	2020	2021
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	368	420
Research and development costs	1,859	2,000
Operating loss carryforwards	66	-
Share based compensation	365	427
Intangible assets	287	228
Operating lease liabilities	1,121	1,048
Other	1	-
Total deferred tax assets	4,067	4,123

Deferred tax liabilities:
Intangible assets	(203)	(169)
Goodwill	(1,089)	(1,300)
Operating leases right-of-use, net	(1,100)	(1,000)
Other	(21)	(48)
Total deferred tax liabilities	(2,413)	(2,517)

Net deferred tax assets	1,654	1,606

In Israel	1,790	1,616
Foreign jurisdictions	(136)	(10)
Net deferred tax assets	1,654	1,606

Non-current deferred tax assets	1,790	1,616
Non-current deferred tax liabilities	(136)	(10)

Reconciliation of the Statutory Tax Expense to Actual Tax Expense
	Year ended December 31
	2019	2020	2021
	US$ thousands

Income before income taxes	11,859	7,282	12,905
Statutory tax rate in Israel	23.0%	23.0%	23.0%
	2,728	1,675	2,968

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	417	508	395
Prior years adjustments	(21)	(148)	(157)
Tax effect due to
"Preferred Enterprise" status*	(1,099)	(714)	(800)
Statutory rate differential	18	105	(86)
Changes in tax rate	7	181	223
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(476)	-	-
Other	49	(50)	(179)

Income tax expense	1,623	1,557	2,364

*	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

Schedule of Effect of the Benefit Resulting From the "Preferred Enterprise" Status on Net Earnings Per Ordinary Share
	Year ended December 31
	2019	2020	2021

Basic	0.15	0.10	0.12

Diluted	0.15	0.10	0.11